Risk Management - Summary of Maturity Analysis for Derivative Financial Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	₩ (76,319)	₩ (366,732)
Derivative financial assets	661,447	172,910
Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets	0	0
Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(47,508)	(158,688)
Derivative financial assets	456,690	117,261
Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(28,811)	(208,044)
Derivative financial assets	204,757	55,649
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(9,183)	(50,635)
Derivative financial assets	127,118	29,523
Less than 1 year | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets	0	0
Less than 1 year | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(6,628)	(12,777)
Derivative financial assets	93,554	18,332
Less than 1 year | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(2,555)	(37,858)
Derivative financial assets	33,564	11,191
1~2 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(5,592)	(62,355)
Derivative financial assets	119,815	1,529
1~2 Years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets	0	0
1~2 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(4,954)	(22,827)
Derivative financial assets	54,617	1,529
1~2 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(638)	(39,528)
Derivative financial assets	65,198	0
2~5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(35,549)	(194,154)
Derivative financial assets	305,423	86,443
2~5 Years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets	0	0
2~5 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(33,635)	(118,704)
Derivative financial assets	202,663	45,237
2~5 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(1,914)	(75,450)
Derivative financial assets	102,760	41,206
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(25,995)	(59,588)
Derivative financial assets	109,091	55,415
More than 5 years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets	0	0
More than 5 years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(2,291)	(4,380)
Derivative financial assets	105,856	52,163
More than 5 years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(23,704)	(55,208)
Derivative financial assets	₩ 3,235	₩ 3,252